Wilmington Municipal Bond Fund
WILMINGTON MUNICIPAL BOND FUND SUMMARY
Investment Goal
The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Wilmington Municipal Bond Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Wilmington Municipal Bond Fund		Class A	Class I
Management Fee		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.19%	0.94%
Fee Waivers and/or Expense Reimbursements	[1]	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.87%	0.62%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 0.86% and 0.61%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - Wilmington Municipal Bond Fund (USD $)	1 Year	3 Years
Class A	535	780
Class I	63	267

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies of the Fund

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or if unrated, determined by the investment advisor to be of comparable quality. As a non-fundamental policy, the Fund will maintain a short-to-intermediate (2 to 8 years) average dollar-weighted duration.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund's investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

The investment advisor may purchase securities based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment advisor may sell securities in anticipation of market declines, credit downgrades or to purchase other fixed income securities that the investment advisor believes will perform better.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

• Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•     Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•     Interest Rate Risk . The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

• Prepayment Risk. The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•     Sector Focus Risk. A fund that focuses its investments in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

• Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Performance Information

No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year.